Financial Instruments (Details) - Schedule of Transactions in Derivative Financial Instruments € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Financial Instruments (Details) - Schedule of Transactions in Derivative Financial Instruments [Line Items]
Derivatives presented under current assets	€ 275		€ 273
Derivatives presented under non-current assets	10,948	$ 12,109	1,488
Derivatives presented under current liabilities	(4,643)	(5,135)	(33,183)
Derivatives presented under non-current liabilities			(28,354)
Swap contracts [Member]
Financial Instruments (Details) - Schedule of Transactions in Derivative Financial Instruments [Line Items]
Derivatives presented under current assets	275		273
Derivatives presented under non-current assets	607		1,488
Financial power swap [Member]
Financial Instruments (Details) - Schedule of Transactions in Derivative Financial Instruments [Line Items]
Derivatives presented under non-current assets	10,341
Derivatives presented under current liabilities	(4,643)		(33,183)
Derivatives presented under non-current liabilities			€ (28,354)